Premises and Equipment Net - Components of Premises and Equipment Included in Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment		$ 24,651		$ 24,739
Less accumulated depreciation		(13,005)		(12,857)
Premises and equipment, net	$ 11,021	11,646	[1]	11,882
Land and Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment		2,350		2,004
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment		12,232		13,032
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment		$ 10,069		$ 9,703

[1]	Derived from Audited December 31, 2015 Financial Statements